Income Taxes (Details) - Schedule of components of income tax provision - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Provision [Abstract]
Current income tax provision	$ 193,212	$ 769,748
Deferred income tax benefit	(17,184)	(257,489)
Total	$ 176,028	$ 512,259